Consolidated Statements of Comprehensive Earnings (Loss) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Net actuarial gains (losses)	$ 11	$ (3)	$ (7)
Gain (losses) on derivatives designated as cash flow hedges, income tax expense (recovery)	(55)	8	16
Reclassification of gains on derivatives designated as cash flow hedges to net earnings, income tax expense (recovery)	$ (2)	$ (31)	$ (10)